THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE
                FORM 13F FILED ON FEBRUARY 14, 2005 PURSUANT TO A
                REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
               CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 15, 2005.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

                Check here if Amendment [X]; Amendment Number: 4

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Chief Executive Officer
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
-----------------------------------
(Signature)

New York, New York
-----------------------------------
(City, State)

August 23, 2005
-----------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $79,806 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

                            FORM 13F - AMENDMENT NO.4

     AMENDED FILING                                                                                        (SEC USE ONLY)
     QTR ENDED: 12/31/04                           Name of Reporting Manager:  Sandell Asset Management

      Item 1:              Item 2:      Item 3:     Item 4:      Item 5:      Item 6:     Item 7:      Voting Authority (Shares)
   Name of Issuer       Title of Class  CUSIP    Fair Market   Shares or    Investment   Managers
                                        Number      Value      Principal    Discretion  See Instr. V (a) Sole  (b) Shared (c) None
                                                   (X$1000)     Amount

PATINA OIL & GAS CORP       COM      703224-10-5    11,722      312,577 SHS    SOLE                   312,577        -         -
VERITAS SOFTWARE CORP       COM      923436-10-9    68,084    2,384,716 SHS    SOLE                 2,384,716        -         -


                                               Value Total:   $ 79,806

                                               Entry Total:          2